                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [   ]; Amendment Number: ______
         This Amendment (Check only one.):    [   ] is a restatement.
                                              [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
          ---------------------------
Address:  1440 Kiewit Plaza
          ---------------------------
          Omaha, NE 68131
          ---------------------------

          ---------------------------

Form 13F File Number:      28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
          ---------------------------
Title:    Vice President
          ---------------------------
Phone:    402-346-1400
          ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                 February 13, 2003
---------------------------      -------------------       ---------------------
[Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name

       28- 5194                  General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 17
                                                         ------------

Form 13F Information Table Entry Total:                            64
                                                         ------------

Form 13F Information Table Value Total:                  $ 27,850,405
                                                         ------------
                                                          (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER                                 NAME
     ---        --------------------            -------------------------------------------------
      1.              28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
      2.              28-                       BH Columbia Inc.
      3.              28-5676                   BHG Life Insurance Co.
      4.              28-719                    Blue Chip Stamps
      5.              28-554                    Buffett, Warren E.
      6.              28-1517                   Columbia Insurance Co.
      7.              28-2226                   Cornhusker Casualty Co.
      8.              28-852                    GEICO Corp.
      9.              28-101                    Government Employees Ins. Corp.
     10.              28-1066                   National Fire & Marine
     11.              28-718                    National Indemnity Co.
     12.              28-5006                   National Liability & Fire Ins. Co.
     13.              28-717                    OBH Inc.
     14.              28-2740                   Plaza Investment Managers
     15.              28-1357                   Wesco Financial Corp.
     16.              28-3091                   Wesco Financial Ins. Co.
     17.              28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2002

                                                                         Column 6
                                                                   Investment Discretion                            Column 8
                                           Column 4     Column 5   ---------------------                        Voting Authority
                   Column 2   Column 3      Market      Shares or         (b)     (c)   Column 7            ------------------------
Column 1           Title of    CUSIP        Value       Principal   (a) Shared- Shared-  Other                 (a)        (b)  (c)
Name of Issuer      Class      Number   (In Thousands)   Amount $  Sole Defined  Other  Managers               Sole     Shared None
------------------ -------- ----------- -------------- ----------- ---- ------- ------- --------            ----------- ------ -----
American Express
  Co.                Com    025816 10 9        608,917  17,225,400         X            5, 2, 6, 13          17,225,400
                                               282,610   7,994,634         X            5, 10, 13             7,994,634
                                             4,251,045 120,255,879         X            5, 11, 13           120,255,879
                                                68,689   1,943,100         X            5, 4, 13, 15, 16,     1,943,100
                                                                                        17
                                               148,176   4,191,687         X            5, 13                 4,191,687
American Standard
  Companies          Com    029712 10 6        229,924   3,232,000         X            5, 8, 9, 11, 13, 14   3,232,000
Best Buy Inc.        Com    086516 10 1         13,109     542,800         X            5, 8, 9, 11, 13, 14     542,800
Block   H & R        Com    093671 10 5        643,168  15,999,200         X            5, 11, 13            15,999,200
Coca Cola            Com    191216 10 0         78,561   1,792,000         X            5, 13                 1,792,000
                                                77,860   1,776,000         X            5, 12, 13             1,776,000
                                               315,894   7,205,600         X            5, 4, 13, 15, 16,     7,205,600
                                                                                        17

                                             1,759,808  40,141,600         X            5, 2, 6, 13          40,141,600
                                             6,135,215 139,945,600         X            5, 11, 13           139,945,600
                                               400,663   9,139,200         X            5, 10, 13             9,139,200
Comdisco Holding
  Co.                Com    200334 10 0         89,718   1,150,233         X            5, 11, 13             1,150,233
                                                22,313     286,061         X            5, 2, 6, 13             286,061
                                                 1,268      16,255         X            5, 10, 13                16,255
Costco Wholesale
  Corp.              Com    22160K 10 5        147,427   5,254,000         X            5, 11, 13             5,254,000
Dover Corp.          Com    260003 10 8        116,640   4,000,000         X            5, 8, 9, 11, 13, 14   4,000,000
Dun & Bradstreet
  Corp.              Com    26483E 10 0         36,832   1,067,900         X            5, 8, 9, 11, 13, 14   1,067,900
GATX Corp.           Com    361448 10 3        103,619   4,540,700         X            5, 11, 13             4,540,700
                                                63,896   2,800,000         X            5, 8, 9, 11, 13, 14   2,800,000
Gannett Inc.         Com    364730 10 1        261,122   3,636,800         X            5, 11, 13             3,636,800
Gap Inc.             Com    364760 10 8        310,400  20,000,000         X            5, 8, 9, 11, 13, 14  20,000,000
The Gillette Co.     Com    375766 10 2      1,821,600  60,000,000         X            5, 11, 13            60,000,000
                                               631,488  20,800,000         X            5, 2, 6, 13          20,800,000
                                               194,304   6,400,000         X            5, 10, 13             6,400,000
                                               194,304   6,400,000         X            5, 4, 13, 15, 16,     6,400,000
                                                                                        17

                                                24,288     800,000         X            5, 12, 13               800,000
                                                48,576   1,600,000         X            5, 13                 1,600,000
Great Lakes
  Chemical Corp.     Com    390568 10 3        165,935   6,948,700         X            5, 8, 9, 11, 13, 14   6,948,700
Iron Mountain Inc.   Com    462846 10 6        264,080   8,000,000         X            5, 8, 9, 11, 13, 14   8,000,000
Jones Apparel
  Group Inc.         Com    480074 10 3         31,690     894,200         X            5, 8, 9, 11, 13, 14     894,200
                                         -------------
                                            19,543,139

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                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2002

                                                                       Column 6
                                                                 Investment Discretion                              Column 8
                                           Column 4     Column 5 ----------------------                          Voting Authority
                   Column 2   Column 3      Market     Shares or         (b)     (c)   Column 7            -------------------------
Column 1           Title of    CUSIP        Value      Principal   (a) Shared- Shared-  Other                 (a)        (b)   (c)
Name of Issuer      Class      Number   (In Thousands)  Amount $  Sole Defined  Other  Managers               Sole     Shared  None
------------------ -------- ----------- -------------- ---------- ---- ------- ------- --------            ----------- ------ ------
M & T Bank
  Corporation         Com   55261F 10 4        475,868  5,997,060         X            5 11, 13              5,997,060
                                                43,325    546,000         X            5, 8, 9, 11, 13, 14     546,000
                                                13,148    165,700         X            5, 10, 13               165,700
Moody's               Com   615369 10 5        666,433 16,140,300         X            5, 11, 13            16,140,300
                                               324,527  7,859,700         X            5, 8, 9, 11, 13, 14   7,859,700
Mueller Industries    Com   624756 10 2         67,605  2,480,900         X            5, 11, 13             2,480,900
Nike Inc.             Com   654106 10 3        266,820  6,000,000         X            5, 8, 9, 11, 13, 14   6,000,000
Outback Steakhouse
  Inc.                Com   689899 10 2         64,317  1,867,500         X            5, 8, 9, 11, 13, 14   1,867,500
PNC Financial
  Services Group      Com   693475 10 5         29,959    715,000         X            5, 8, 9, 11, 13, 14     715,000
Sealed Air
  Corporation         Com   81211K 10 0         92,981  2,492,800         X            5, 11, 13             2,492,800
Sealed Air
  Corporation       PFD CVA 81211K 20 9         30,012    704,500         X            5, 11, 13               704,500
Shaw
  Communications
  Inc.               Cl B   82028K 20 0        226,160 22,000,000         X            5, 8, 9, 11, 13, 14  22,000,000
Sun Trusts Banks
  Inc.                Com   867914 10 3        281,543  4,946,300         X            5, 11, 13             4,946,300
                                                48,951    860,000         X            5, 2, 6, 13             860,000
Torchmark Corp.       Com   891027 10 4          2,833     77,551         X            5, 1, 11, 13             77,551
                                                16,429    449,728         X            5, 2, 6, 13             449,728
                                                28,172    771,200         X            5, 11, 13               771,200
                                                23,368    639,700         X            5, 10, 13               639,700
USG Corporation       Com   903293 40 5         54,925  6,500,000         X            5, 11, 13             6,500,000
Washington Post
  Co.                Cl B   939640 10 8        659,996    894,304         X            5, 11, 13                             894,304
                                               109,454    148,311         X            5, 1, 3, 7, 11, 13                    148,311
                                               478,346    648,165         X            5, 10, 13                             648,165
                                                27,295     36,985         X            5, 12, 13                              36,985
Wells Fargo &
  Co. Del             Com   949746 10 1        596,580 12,728,390         X            5, 2, 6, 13          12,728,390
                                                47,882  1,021,600         X            5, 4, 13, 15, 16,     1,021,600
                                                                                       17

                                                 5,670    120,970         X            5, 10, 13               120,970
                                                65,337  1,394,000         X            5, 12, 13             1,394,000
                                                75,220  1,604,860         X            5, 13                 1,604,860
                                             1,705,846 36,395,260         X            5, 11, 13            36,395,260
Wesco Finl Corp.      Com   950817 10 6      1,767,672  5,703,087         X            5, 4, 13              5,703,087
Zenith National
  Ins. Corp.          Com   989390 10 9         10,592    451,355         X            5, 11, 13               451,355
                                        --------------
                                             8,307,266
                                        --------------
    GRAND TOTAL                         $   27,850,405
                                        ==============